Total
BNY Mellon Large Cap Equity Fund
Fund Summary
Investment Objective
The fund seeks to provide long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 12 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Large Cap Equity Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Large Cap Equity Fund		Class A	Class C	Class I	Class Y
Management fees		0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) fees		none	0.75%	none	none
Shareholder services fees		0.25%	0.25%	none	none
Miscellaneous other expenses		0.14%	0.42%	0.10%	0.07%
Total other expenses		0.39%	0.67%	0.10%	0.07%
Total annual fund operating expenses		1.09%	2.12%	0.80%	0.77%
Fee waiver and/or expense reimbursement	[1]	(0.09%)	(0.37%)	(0.05%)	(0.02%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.00%	1.75%	0.75%	0.75%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until May 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75%. On or after May 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Large Cap Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	671	893	1,133	1,820
Class C	278	628	1,105	2,423
Class I	77	250	439	985
Class Y	77	244	426	952

Expense Example No Redemption - BNY Mellon Large Cap Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	671	893	1,133	1,820
Class C	178	628	1,105	2,423
Class I	77	250	439	985
Class Y	77	244	426	952

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 70.46% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large capitalization companies. The fund considers large-cap companies to be those companies with market capitalizations of $5 billion or more at the time of purchase. The fund invests in growth-oriented stocks and value-oriented stocks. The fund invests primarily in equity securities of U.S. issuers, but may invest in the equity securities of foreign issuers, including those in emerging market countries.

The fund is designed to provide investment exposure to the Equity Income Strategy and the Growth Strategy employed by Newton Investment Management North America, LLC, the fund's sub-adviser. The fund's portfolio manager responsible for portfolio construction uses a collaborative process, engaging with the portfolio managers responsible for the Equity Income Strategy and the Growth Strategy to select the best opportunities from the companies identified and recommended from the strategies. Although there is no target or limitation on the amount of fund assets to be allocated to stocks of companies included in either investment strategy, the fund typically invests in stocks selected from both the Equity Income Strategy and the Growth Strategy.

Description of the Equity Income Strategy and the Growth Strategy

The following describes the investment strategies employed by the portfolio managers responsible for the Equity Income Strategy and the Growth Strategy in identifying investment opportunities for the fund.

Equity Income Strategy

The portfolio managers responsible for the Equity Income Strategy focus on dividend-paying stocks and other investments that provide income. The portfolio managers responsible for the Equity Income Strategy identify stocks through a disciplined investment process that combines computer modeling techniques and fundamental analysis. The Equity Income Strategy emphasizes those stocks with value characteristics, although the portfolio managers for the strategy also may identify for investment stocks with growth characteristics.

The portfolio managers responsible for the Equity Income Strategy may recommend selling a security held in the Equity Income Strategy when the buy rationale has changed. This might be because the target price has been reached or the portfolio managers responsible for the Equity Income Strategy believe that there has been a negative change in the fundamental factors surrounding the company.

Growth Strategy

The portfolio managers responsible for the Growth Strategy employ a growth-oriented investment style, which means that they seek to identify stocks of companies that are experiencing or are expected to experience rapid earnings or revenue growth. The portfolio managers responsible for the Growth Strategy focus on high quality companies, especially those with products or services that are believed to be leaders in their market niches. The portfolio managers responsible for the Growth Strategy focus on individual stock selection, instead of trying to predict which industries or sectors will perform best. The Growth Strategy portfolio managers use fundamental research complemented by "thematic insights" to identify companies considered to have attractive investment characteristics, such as strong business models and competitive positions, solid cash flows and balance sheets, high quality management and high sustainable earnings growth.

The portfolio managers responsible for the Growth Strategy may recommend selling a security held in the Growth Strategy if the company's business momentum deteriorates or valuation becomes excessive. The portfolio managers responsible for the Growth Strategy also may recommend selling a security in the Growth Strategy if an event occurs that contradicts their rationale for purchasing it, such as deterioration in the company's financial fundamentals. In addition, the portfolio managers responsible for the Growth Strategy may recommend selling a security if better investment opportunities emerge elsewhere.

Portfolio Construction

The portfolio manager responsible for portfolio construction collaborates with both the portfolio managers responsible for the Equity Income Strategy and the portfolio managers responsible for the Growth Strategy to construct a high conviction portfolio (i.e., providing concentrated exposure to those securities the portfolio managers believe represent the highest quality companies recommended for their strategies), while seeking to manage risk. At the security level, the portfolio manager responsible for portfolio construction considers for investment by the fund those securities recommended by the portfolio managers responsible for the Equity Income Strategy and the Growth Strategy. With the universe identified, portfolio construction targets preserving the main investment exposures that the portfolio managers for the separate strategies are seeking to provide. At the sector level, portfolio construction will tilt the fund's portfolio to reflect the preferences of the portfolio managers responsible for the Equity Income Strategy and the Growth Strategy. The fund's investment strategies may lead it to emphasize, from time to time, certain sectors, such as information technology, telecommunication services, healthcare and financials. The portfolio manager responsible for portfolio construction monitors security and sector weightings and regularly evaluates the fund's risk-adjusted returns to manage the risk profile of the fund's portfolio and adjust exposure limits as necessary.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

During the periods shown in the chart: Best Quarter Q2, 2020: 22.24% Worst Quarter Q1, 2020: -19.28%
Average Annual Total Returns (as of 12/31/23)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

For the fund's Class Y shares, periods prior to the inception date reflect the performance of the fund's Class I shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Average Annual Returns - BNY Mellon Large Cap Equity Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	9.87%	11.25%	9.56%
Class C	14.83%	11.69%	9.35%
Class I	16.89%	12.90%	10.54%
Class Y	16.85%	12.92%	10.57%	Oct. 01, 2015
After Taxes on Distributions | Class A	2.56%	7.89%	7.21%
After Taxes on Distributions and Sale of Fund Shares | Class A	10.71%	8.83%	7.53%
S&P 500® Index reflects no deductions for fees, expenses or taxes	26.27%	15.68%	12.02%